SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2013	Jan. 02, 2019
Upfront payment received	$ 10,000			$ 10,000
Development, regulatory and commercial milestones compensation	$ 200,000
Lease liability		$ 4,733			$ 5,049
Total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share		12,822,249	8,750,886